Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts(1)	$—	$154	$—	$154

Total assets measured at fair value	$—	$154	$—	$154

Liabilities:
Foreign currency contracts(1)	$—	$10	$—	$10
Contingent purchase consideration liabilities(2)	$—	$—	$1,984	$1,984

Total liabilities measured at fair value	$—	$10	$1,984	$1,994

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts(1)	$—	$697	$—	$697

Total assets measured at fair value	$—	$697	$—	$697

Liabilities:
Foreign currency contracts(1)	$—	$42	$—	$42
Contingent purchase consideration liabilities(2)	$—	$—	$34,320	$34,320

Total liabilities measured at fair value	$—	$42	$34,320	$34,362

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2012	2013	2014
Fair value – beginning of period	$12,835	$3,395	$1,984
Additions due to acquisitions	2,943	—	33,856
Change in fair value of Level 3 liabilities(3)	(130)	1,237	730
Effects of foreign currency exchange	(467)	—	—
Payments of contingent consideration	(11,786)	(2,648)	(2,250)

Fair value – end of period	$3,395	$1,984	$34,320

(3)	The changes in fair value of the contingent purchase consideration liabilities were due to the passage of time and changes in the probability of achievement used to develop the estimate.